Derivatives and Hedging - Summary of Fair Value Amounts of Derivative Instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Derivative [Line Items]
Current Asset	$ 111,617	$ 175,284
Long-Term Asset	131,354	190,430
Current Liability	(111,252)	(181,858)
Long-Term Liability	(156,718)	(191,879)
Derivative instruments designated as hedges
Derivative [Line Items]
Current Asset	0	1,971
Long-Term Asset	12,256	0
Current Liability	0	0
Long-Term Liability	(36,982)	(628)
Derivative instruments designated as hedges | Interest rate contracts | Cash Flow Hedge
Derivative [Line Items]
Current Asset	0	0
Long-Term Asset	12,256	0
Current Liability	0	0
Long-Term Liability	(36,982)	(628)
Derivative instruments designated as hedges | Interest rate contracts | Fair Value Hedge
Derivative [Line Items]
Current Asset	0	1,971
Long-Term Asset	0	0
Undesignated derivative instruments
Derivative [Line Items]
Current Asset	111,617	173,313
Long-Term Asset	119,098	190,430
Current Liability	(111,252)	(181,858)
Long-Term Liability	(119,736)	(191,251)
Undesignated derivative instruments | Equity options
Derivative [Line Items]
Current Asset	102,671	162,141
Long-Term Asset	119,098	190,430
Current Liability	(102,896)	(162,608)
Long-Term Liability	(119,736)	(191,251)
Undesignated derivative instruments | Foreign exchange forwards and options
Derivative [Line Items]
Current Asset	8,946	11,172
Long-Term Asset	0	0
Current Liability	(8,356)	(19,250)
Long-Term Liability	$ 0	$ 0